Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Allowance for credit losses	$ 74	$ 0	$ 1,144
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	100,000,000	0
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000	164,063,787
Common stock, shares issued	187,250,836	164,063,787
Common stock, shares outstanding	187,250,836	164,063,787
Member Units
Limited Partners' Capital Account, Units Authorized		631,247	566,200
Limited Partners' Capital Account, Units Issued		631,247	566,200
Limited Partners' Capital Account, Units Outstanding		631,247	566,200